                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05634

Morgan Stanley Strategist Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)           (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2005

Date of reporting period: January 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY STRATEGIST FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the six-month period ended January 31, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED JANUARY 31, 2005

                                                           LEHMAN
                                                    BROTHERS U.S.           LIPPER
                                                      GOVERNMENT/         FLEXIBLE
                                          S&P 500          CREDIT        PORTFOLIO
CLASS A    CLASS B   CLASS C   CLASS D   INDEX(1)        INDEX(2)   FUNDS INDEX(3)
    8.29%     7.93%     7.92%     8.48%      8.16%           4.02%          8.27%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS
From late summer to the early fall of 2004, both equity and fixed income markets traded within narrow ranges, reflecting a number of geopolitical uncertainties simmering around the world. Investor preoccupation centered on Iraq's future sovereignty, the sustained growth of China and other developing markets and global pressures on the world's resources and commodity supplies. In the U.S., concerns over the sluggishness of the economic recovery and the possibility of a protracted presidential election held risk tolerances in check. The stock and bond markets during these months mimicked trends that had developed in prior months, with small- and mid-capitalization stocks outperforming larger capitalization equities, cyclical industries outperforming staples and long bonds marking time in a 4 to 4 1/2 percent trading range.

The backdrop shifted dramatically in the post-election period, as the reelection of President Bush and a Republican tilt to both Senate and House races reduced the possibility of major changes in domestic policy. At the same time, oil prices, which had peaked above $50 per barrel, corrected back to the low forties. Equities rallied in November and December, posting returns (as measured by the S&P 500) in excess of 7 percent for the two-month period alone. At the same time, diminishing concerns over inflation and run-away growth led to a modest rally in the long end of the U.S. Treasury market.

Underlying this entire period, and somewhat ignored by the markets as a whole, was the Federal Open Market Committee's (the "Fed's") policy shift, which began in June with a 25 basis point hike in the federal funds rate. By January, 2005, investors grew increasingly aware of the Fed's policy of gradual tightening, and became somewhat more concerned with the extent and duration of the ongoing increases in short-term rates. By the end of January, the Fed had increased short-term rates by a combined 125 basis points, with no sign of slowing or moderating in the pace of rate increases. Stock markets corrected a bit in January, as investor concern surrounding the uncertainty of this policy shift, as well as the impact higher rates might have on the consumer and corporate profits, began to filter into asset class valuations.

PERFORMANCE ANALYSIS
Morgan Stanley Strategist Fund's class A and D shares outperformed the S&P 500 Index and the Lipper Flexible Portfolio Funds Index for the six months ended January 31, 2005 -- assuming no deduction of applicable sales charges -- while the Fund's class B and C shares underperformed both benchmarks. All four share classes outperformed the Lehman Brothers U.S. Government/Credit Index.

The Fund's strategic asset allocation target remained unchanged during the six month period under review. As had been the case during the first half of the fiscal year, we continued to favor equity investments over both bonds and money market instruments. The Fund's asset allocation target stood as follows: 70 percent equity (versus a neutral benchmark weight of 55 percent), 30 percent fixed income (versus 35 percent for the neutral benchmark), and zero percent cash (versus a neutral benchmark weight of 10 percent).

While the Fund's overall asset allocation remained consistent over the full year, we did make significant changes within the equity portion of its portfolio. At approximately mid-year, the Fund shifted away from the deepest cyclical sectors and increased its exposure to technology (software, hardware, semiconductors, and contract manufactures) which had lagged other cyclical industries. We also added to sectors that had a lesser exposure relative to the S&P 500 Index, with the exception of financials, which remained a large underweight versus the benchmark index. All other sectors were similarly weighted to the S&P 500 Index. By the end of the period, the equity portfolio featured exposures greater than the S&P 500 Index for technology, consumer staples, industrials, basic materials and health care, equal weights in telecommunication services and consumer discretionary, and exposures below those of the index in financials, utilities and energy.

The fixed income portfolio remained largely unchanged throughout the second half of 2004, with the exception of position-size adjustments made throughout the year. The fixed income allocation was made up of two distinct strategic portions. Two thirds of the portfolio featured high quality corporates, mortgage-backed securities and agency paper with an effective duration of 4.6 years and an average yield-to-maturity of 3.80 percent. The remaining third of the fixed income portfolio was made up of U.S. Treasury 10-year notes.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

U.S. Treasury Securities                          15.4%
Fed. Natl. Mtge. Assoc.                            2.4
Archer Daniels Midland Co.                         1.7
American Express                                   1.7
Apple Computer, Inc.                               1.6
Citigroup Inc.                                     1.5
General Electric Co.                               1.5
Bard (C.R.), Inc.                                  1.5
Bank of America Corp.                              1.4
Coca-Cola Co. (The)                                1.4

PORTFOLIO COMPOSITION*

Common Stocks                                     69.7%
U.S. Government Obligations                       15.3
Corporate Bonds                                    5.9
Short-Term Investments                             3.7
U.S. Government Agency -- Mortgage-Backed          2.9
Asset-Backed Securities                            2.3
Foreign Government Obligations                     0.2

* DOES NOT INCLUDE OPEN SHORT FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $9,088,563 AND NET UNREALIZED DEPRECIATION OF $5,391.

DATA AS OF JANUARY 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY
THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., ACTIVELY ALLOCATES THE FUND'S ASSETS AMONG THE MAJOR ASSET CATEGORIES OF EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS), FIXED-INCOME SECURITIES AND MONEY MARKET INSTRUMENTS. IN DETERMINING WHICH SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE INVESTMENT MANAGER ALLOCATES THE FUND'S ASSETS BASED ON, AMONG OTHER THINGS, ITS ASSESSMENT OF THE EFFECTS OF ECONOMIC AND MARKET TRENDS ON DIFFERENT SECTORS OF THE MARKET. THERE IS NO LIMIT AS TO THE PERCENTAGE OF ASSETS THAT MAY BE ALLOCATED TO ANY ONE ASSET CLASS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS
EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE

OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES
A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE
TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JANUARY 31, 2005

                                CLASS A SHARES*      CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES++
                               (SINCE 07/28/97)      (SINCE 10/31/88)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                                    SRTAX                 SRTBX                SRTCX                SRTDX
1 YEAR                                  7.13%(4)              6.30%(4)             6.35%(4)             7.38%(4)
                                        1.51(5)               1.30(5)              5.35(5)                --
5 YEARS                                 1.19(4)               0.41(4)              0.40(4)              1.41(4)
                                        0.10(5)               0.08(5)              0.40(5)                --
10 YEARS                                  --                  8.94(4)                --                   --
                                          --                  8.94(5)                --                   --
SINCE INCEPTION                         5.71(4)               9.73(4)              4.89(4)              5.95(4)
                                        4.95(5)               9.73(5)              4.89(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES AND CORPORATE AND YANKEE BONDS. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/04 - 01/31/05.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING         ENDING       EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                     -------------   -------------   ---------------
                                                                                       08/01/04 -
                                                       08/01/04        01/31/05         01/31/05
                                                     -------------   -------------   ---------------
CLASS A
Actual (8.29% return)                                 $  1,000.00     $  1,082.90        $  4.99
Hypothetical (5% annual return before expenses)       $  1,000.00     $  1,020.42        $  4.84


CLASS B
Actual (7.93% return)                                 $  1,000.00     $  1,079.30        $  8.91
Hypothetical (5% annual return before expenses)       $  1,000.00     $  1,016.64        $  8.64

CLASS C
Actual (7.92% return)                                 $  1,000.00     $  1,079.20        $  8.91
Hypothetical (5% annual return before expenses)       $  1,000.00     $  1,016.64        $  8.64

CLASS D
Actual (8.48% return)                                 $  1,000.00     $  1,084.80        $  3.68
Hypothetical (5% annual return before expenses)       $  1,000.00     $  1,021.68        $  3.57

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.95%, 1.70%, 1.70% AND 0.70% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR
     PERIOD).

MORGAN STANLEY STRATEGIST FUND

PORTFOLIO OF INVESTMENTS - JANUARY 31, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
              COMMON STOCKS (70.2%)
              ADVERTISING/MARKETING SERVICES (2.1%)
   821,340    Interpublic Group of Companies, Inc. (The)*                                   $   10,718,487
   138,500    Lamar Advertising Co. (Class A)*                                                   5,952,730
    68,400    Omnicom Group, Inc.                                                                5,806,476
                                                                                            --------------
                                                                                                22,477,693
                                                                                            --------------
              AEROSPACE & DEFENSE (1.6%)
   228,590    Northrop Grumman Corp.                                                            11,859,249
   148,300    Raytheon Co.                                                                       5,546,420
                                                                                            --------------
                                                                                                17,405,669
                                                                                            --------------
              AGRICULTURAL COMMODITIES/MILLING (1.7%)
   781,050    Archer-Daniels-Midland Co.                                                        18,901,410
                                                                                            --------------
              APPAREL/FOOTWEAR RETAIL (1.0%)
   489,500    Gap, Inc. (The)                                                                   10,773,895
                                                                                            --------------
              BEVERAGES: NON-ALCOHOLIC (1.4%)
   363,570    Coca-Cola Co. (The)                                                               15,084,519
                                                                                            --------------
              BIOTECHNOLOGY (2.3%)
   469,630    Applera Corp. - Celera Genomics Group*                                             6,231,990
   313,800    Celgene Corp.*                                                                     8,579,292
   303,940    Gilead Sciences, Inc.*                                                            10,060,414
                                                                                            --------------
                                                                                                24,871,696
                                                                                            --------------
              BROADCASTING (0.2%)
   300,200    Sirius Satellite Radio Inc.*                                                       1,987,324
                                                                                            --------------
              CHEMICALS: MAJOR DIVERSIFIED (1.2%)
   172,770    Dow Chemical Co. (The)                                                             8,586,669
   132,500    Engelhard Corp.                                                                    3,981,625
                                                                                            --------------
                                                                                                12,568,294
                                                                                            --------------
              COMPUTER COMMUNICATIONS (1.1%)
   685,230    Cisco Systems, Inc.*                                                              12,361,549
                                                                                            --------------
              COMPUTER PERIPHERALS (0.7%)
   567,500    EMC Corp.*                                                                         7,434,250
                                                                                            --------------
              COMPUTER PROCESSING HARDWARE (2.9%)
   223,080    Apple Computer, Inc.*                                                             17,154,852
   286,700    Dell Inc.*                                                                        11,972,592
   572,200    Sun Microsystems, Inc.*                                                            2,494,792
                                                                                            --------------
                                                                                                31,622,236
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
              CONTAINERS/PACKAGING (0.9%)
   359,500    Smurfit-Stone Container Corp.*                                                $    5,406,880
    72,370    Temple-Inland Inc.                                                                 4,602,732
                                                                                            --------------
                                                                                                10,009,612
                                                                                            --------------
              CONTRACT DRILLING (0.9%)
   225,300    Diamond Offshore Drilling, Inc.                                                    9,861,381
                                                                                            --------------
              DEPARTMENT STORES (0.9%)
   203,950    Kohl's Corp.*                                                                      9,587,690
                                                                                            --------------
              DISCOUNT STORES (1.4%)
   315,200    Costco Wholesale Corp.                                                            14,899,504
                                                                                            --------------
              ELECTRICAL PRODUCTS (2.0%)
   220,610    Emerson Electric Co.                                                              14,833,816
   193,800    Rayovac Corp.*                                                                     7,281,066
                                                                                            --------------
                                                                                                22,114,882
                                                                                            --------------
              ELECTRONIC COMPONENTS (0.6%)
   483,220    Flextronics International Ltd. (Singapore)*                                        6,837,563
                                                                                            --------------
              ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
   520,040    Applied Materials, Inc.*                                                           8,268,636
                                                                                            --------------
              ENVIRONMENTAL SERVICES (1.0%)
   367,610    Waste Management, Inc.                                                            10,660,690
                                                                                            --------------
              FINANCIAL CONGLOMERATES (4.0%)
   280,400    American Express Co.                                                              14,959,340
   306,600    Citigroup, Inc.                                                                   15,038,730
   364,540    JP Morgan Chase & Co.                                                             13,608,278
                                                                                            --------------
                                                                                                43,606,348
                                                                                            --------------
              FOOD: MAJOR DIVERSIFIED (1.2%)
   219,900    Del Monte Foods Co.*                                                               2,480,472
   246,000    Kellogg Co.                                                                       10,981,440
                                                                                            --------------
                                                                                                13,461,912
                                                                                            --------------
              FOOD: MEAT/FISH/DAIRY (1.2%)
   383,790    Dean Foods Co.*                                                                   13,520,922
                                                                                            --------------
              FOREST PRODUCTS (0.6%)
   240,050    Louisiana-Pacific Corp.                                                            6,145,280
                                                                                            --------------
              HOUSEHOLD/PERSONAL CARE (1.8%)
   125,050    Colgate-Palmolive Co.                                                              6,570,127

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
   140,970    Gillette Co. (The)                                                            $    7,149,998
   112,790    Procter & Gamble Co. (The)                                                         6,003,812
                                                                                            --------------
                                                                                                19,723,937
                                                                                            --------------
              INDUSTRIAL CONGLOMERATES (1.4%)
   421,720    General Electric Co.                                                              15,236,744
                                                                                            --------------
              INFORMATION TECHNOLOGY SERVICES (1.3%)
   145,840    International Business Machines Corp.                                             13,624,373
                                                                                            --------------
              INTEGRATED OIL (1.8%)
   123,140    BP PLC (ADR) (United Kingdom)                                                      7,341,607
   138,970    Exxon Mobil Corp.                                                                  7,170,852
    91,400    Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)                     5,344,158
                                                                                            --------------
                                                                                                19,856,617
                                                                                            --------------
              INTERNET RETAIL (0.4%)
    91,350    Amazon.com, Inc.*                                                                  3,948,147
                                                                                            --------------
              INTERNET SOFTWARE/SERVICES (0.9%)
   422,600    Siebel Systems, Inc.*                                                              3,680,846
   178,550    Yahoo! Inc.*                                                                       6,286,745
                                                                                            --------------
                                                                                                 9,967,591
                                                                                            --------------
              MAJOR BANKS (2.7%)
   328,180    Bank of America Corp.                                                             15,217,707
   218,400    KeyCorp                                                                            7,298,928
   117,600    Wells Fargo & Co.                                                                  7,208,880
                                                                                            --------------
                                                                                                29,725,515
                                                                                            --------------
              MAJOR TELECOMMUNICATIONS (2.1%)
   413,000    AT&T Corp.                                                                         7,925,470
   435,400    MCI Inc.                                                                           8,398,866
   117,000    SBC Communications, Inc.                                                           2,779,920
   110,530    Verizon Communications Inc.                                                        3,933,763
                                                                                            --------------
                                                                                                23,038,019
                                                                                            --------------
              MEDIA CONGLOMERATES (1.3%)
   621,010    Time Warner, Inc.*                                                                11,178,180
    84,000    Viacom, Inc. (Class A)                                                             3,160,920
                                                                                            --------------
                                                                                                14,339,100
                                                                                            --------------
              MEDICAL SPECIALTIES (3.7%)
   234,270    Bard (C.R.), Inc.                                                                 15,883,506
   221,940    Fisher Scientific International, Inc.*                                            14,015,511

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
   189,900    Hospira, Inc.*                                                                $    5,486,211
    96,790    Medtronic, Inc.                                                                    5,080,507
                                                                                            --------------
                                                                                                40,465,735
                                                                                            --------------
              MOTOR VEHICLES (1.7%)
   180,700    General Motors Corp.                                                               6,651,567
   463,240    Honda Motor Co., Ltd. (ADR) (Japan)                                               12,160,050
                                                                                            --------------
                                                                                                18,811,617
                                                                                            --------------
              OIL & GAS PRODUCTION (0.6%)
   156,530    Burlington Resources, Inc.                                                         6,841,926
                                                                                            --------------
              OILFIELD SERVICES/EQUIPMENT (1.3%)
   202,320    Halliburton Co.                                                                    8,321,422
    91,300    Smith International, Inc.*                                                         5,404,960
                                                                                            --------------
                                                                                                13,726,382
                                                                                            --------------
              PACKAGED SOFTWARE (2.7%)
   394,200    Microsoft Corp.                                                                   10,359,576
   859,300    Oracle Corp.*                                                                     11,832,561
   344,140    Sybase, Inc.*                                                                      6,700,406
                                                                                            --------------
                                                                                                28,892,543
                                                                                            --------------
              PHARMACEUTICALS: MAJOR (3.8%)
   206,840    Johnson & Johnson                                                                 13,382,548
   176,900    Lilly (Eli) & Co.                                                                  9,595,056
   410,670    Pfizer, Inc.                                                                       9,921,787
   218,320    Wyeth                                                                              8,652,022
                                                                                            --------------
                                                                                                41,551,413
                                                                                            --------------
              PRECIOUS METALS (0.6%)
    71,240    Newmont Mining Corp.                                                               2,962,872
   233,340    Placer Dome Inc. (Canada)                                                          3,978,447
                                                                                            --------------
                                                                                                 6,941,319
                                                                                            --------------
              PROPERTY - CASUALTY INSURERS (0.8%)
   178,600    Allstate Corp. (The)                                                               9,008,584
                                                                                            --------------
              RAILROADS (0.9%)
    74,950    Burlington Northern Santa Fe Corp.                                                 3,611,091
   148,780    CSX Corp.                                                                          5,946,737
                                                                                            --------------
                                                                                                 9,557,828
                                                                                            --------------
              REGIONAL BANKS (0.4%)
   177,860    AmSouth Bancorporation                                                             4,435,828
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (2.3%)
   277,151    Freescale Semiconductor Inc. (Class B)*                                       $    4,841,828
   318,830    Intel Corp.                                                                        7,157,733
   716,740    Micron Technology, Inc.*                                                           7,461,263
   657,962    Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)                         5,757,167
                                                                                            --------------
                                                                                                25,217,991
                                                                                            --------------
              SPECIALTY STORES (0.8%)
   228,000    Bed Bath & Beyond Inc.*                                                            9,186,120
                                                                                            --------------
              TELECOMMUNICATION EQUIPMENT (3.2%)
 1,100,550    Corning Inc.*                                                                     12,040,017
   707,250    Motorola, Inc.                                                                    11,132,115
   783,770    Nokia Corp. (ADR) (Finland)                                                       11,976,006
                                                                                            --------------
                                                                                                35,148,138
                                                                                            --------------
              TOBACCO (0.8%)
   140,000    Altria Group, Inc.                                                                 8,936,200
                                                                                            --------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (1.2%)
   151,460    Caterpillar Inc.                                                                  13,495,086
                                                                                            --------------
              TOTAL COMMON STOCKS
               (COST $584,766,761)                                                             766,139,708
                                                                                            --------------

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE
----------                                               ------            --------
              CORPORATE BONDS (6.0%)
              ADVERTISING/MARKETING SERVICES (0.1%)
$      515    WPP Finance Corp. - 144A**
               (United Kingdom)                          5.875%            06/15/14                548,142
                                                                                            --------------
              AEROSPACE & DEFENSE (0.2%)
       350    Northrop Grumman Corp.                     4.079             11/16/06                352,338
       199    Raytheon Co.                                6.15             11/01/08                213,057
        55    Raytheon Co.                                8.30             03/01/10                 64,856
       902    Systems 2001 Asset Trust - 144A**
               (Kyrgyzstan)                              6.664             09/15/13                994,656
                                                                                            --------------
                                                                                                 1,624,907
                                                                                            --------------
              AIR FREIGHT/COURIERS (0.0%)
       335    Fedex Corp.                                 2.65             04/01/07                327,197
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              AIRLINES (0.1%)
$      854    America West Airlines, Inc. (Series 01-1)   7.10%            04/02/21         $      911,962
       295    Southwest Airlines Co. (Series 01-1)       5.496             11/01/06                302,771
                                                                                            --------------
                                                                                                 1,214,733
                                                                                            --------------
              BEVERAGES: ALCOHOLIC (0.1%)
       545    Miller Brewing Co. - 144A**                 4.25             08/15/08                548,344
                                                                                            --------------
              BROADCASTING (0.0%)
       280    Clear Channel Communications, Inc.          7.65             09/15/10                316,933
                                                                                            --------------
              CABLE/SATELLITE TV (0.1%)
       135    Comcast Cable Communications Inc.           6.75             01/30/11                151,256
       250    Comcast Corp.                               6.50             01/15/15                279,336
        60    Comcast Corp.                              7.625             02/15/08                 65,757
       455    Cox Communications, Inc. - 144A**          4.625             01/15/10                453,560
       490    TCI Communications, Inc.                   7.875             02/15/26                614,333
                                                                                            --------------
                                                                                                 1,564,242
                                                                                            --------------
              CHEMICALS: MAJOR DIVERSIFIED (0.0%)
       270    ICI Wilmington Inc.                        4.375             12/01/08                271,532
                                                                                            --------------
              CONTAINERS/PACKAGING (0.0%)
       520    Sealed Air Corp. - 144A**                  5.625             07/15/13                540,888
                                                                                            --------------
              DEPARTMENT STORES (0.1%)
       300    Federated Department Stores, Inc.          6.625             09/01/08                324,005
       980    May Department Stores Co., Inc.             5.95             11/01/08              1,036,154
                                                                                            --------------
                                                                                                 1,360,159
                                                                                            --------------
              DRUGSTORE CHAINS (0.1%)
     1,505    CVS Corp.                                  5.625             03/15/06              1,539,507
                                                                                            --------------
              ELECTRIC UTILITIES (0.7%)
       160    Appalachian Power Co. (Series H)            5.95             05/15/33                168,028
       505    Arizona Public Service Co.                  5.80             06/30/14                543,283
       530    Carolina Power & Light Co.                 5.125             09/15/13                546,957
       250    Cincinnati Gas & Electric Co.               5.70             09/15/12                266,513
       125    Cincinnati Gas & Electric Co. (Series B)   5.375             06/15/33                124,468
        45    Columbus Southern Power Co.                 4.40             12/01/10                 44,671
       175    Columbus Southern Power Co. (Series D)      6.60             03/01/33                202,528
       300    Consolidated Natural Gas Co.                5.00             12/01/14                302,554
        60    Consolidated Natural Gas Co. (Series A)     5.00             03/01/14                 60,613
       460    Consolidated Natural Gas Co. (Series C)     6.25             11/01/11                507,495
       310    Consumers Energy Co.                        4.80             02/17/09                316,712
       140    Detroit Edison Co.                         6.125             10/01/10                152,627

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
$      210    Duke Energy Corp.                           3.75%            03/05/08         $      209,140
       345    Duke Energy Corp.                           4.50             04/01/10                348,607
       340    Entergy Gulf States, Inc.                   2.80++           12/01/09                340,081
       205    Entergy Gulf States, Inc.                   3.60             06/01/08                201,423
       285    Exelon Corp.                                6.75             05/01/11                318,576
       655    FPL Group Capital Inc.                      3.25             04/11/06                653,957
       310    Ohio Edison Co.                             5.45             05/01/15                317,082
       265    Ohio Power Co. (Series G)                   6.60             02/15/33                307,086
       440    Pacific Gas & Electric Co.                  6.05             03/01/34                474,623
       105    Panhandle Eastern Pipe Line Co.
               (Series B)                                 2.75             03/15/07                102,557
       315    Public Service Electric & Gas Co.
               (Series MTNB)                              5.00             01/01/13                323,706
       155    South Carolina Electric & Gas Co.           5.30             05/15/33                156,259
        75    Southern California Edison Co.              5.00             01/15/14                 76,742
       240    Texas Eastern Transmission, L.P.            7.00             07/15/32                285,100
       305    TXU Energy Co.                              7.00             03/15/13                343,987
       185    Wisconsin Electric Power Co.                3.50             12/01/07                183,891
        70    Wisconsin Electric Power Co.               5.625             05/15/33                 74,010
                                                                                            --------------
                                                                                                 7,953,276
                                                                                            --------------
              ELECTRICAL PRODUCTS (0.1%)
       520    Cooper Industries Inc.                      5.25             07/01/07                536,396
                                                                                            --------------
              FINANCE/RENTAL/LEASING (0.3%)
       395    CIT Group Inc.                             2.875             09/29/06                390,216
       125    CIT Group Inc.                             7.375             04/02/07                134,302
       755    Countrywide Home Loans, Inc.
               (Series MTN)                               3.25             05/21/08                736,004
       105    Ford Motor Credit Co.                       7.25             10/25/11                111,881
       100    MBNA Capital I (Series A)                  8.278             12/01/26                110,650
       705    MBNA Corp.                                 6.125             03/01/13                762,741
       395    SLM Corp.                                   4.00             01/15/10                390,572
       580    SLM Corp. (Series MTNA)                     5.00             10/01/13                592,574
                                                                                            --------------
                                                                                                 3,228,940
                                                                                            --------------
              FINANCIAL CONGLOMERATES (0.7%)
       920    Chase Manhattan Corp.                       6.00             02/15/09                978,780
       275    Citicorp                                    6.75             08/15/05                280,454
       660    Citigroup Inc.                             5.625             08/27/12                705,369
       530    Citigroup Inc.                              5.75             05/10/06                545,296
       530    Citigroup Inc.                              6.00             02/21/12                580,852

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
$      225    Ford Motor Credit Co.                      7.375%            10/28/09         $      239,828
       180    General Electric Capital Corp.              4.25             12/01/10                179,810
        55    General Electric Capital Corp.              4.75             09/15/14                 55,405
       905    General Electric Capital Corp.
               (Series MTNA)                              6.75             03/15/32              1,088,868
       200    General Motors Acceptance Corp.             4.50             07/15/06                199,264
     1,380    General Motors Acceptance Corp.            6.875             09/15/11              1,387,572
     1,220    General Motors Acceptance Corp.             8.00             11/01/31              1,238,045
       540    Prudential Holdings, LLC (Series B)
               (FSA) - 144A**                            7.245             12/18/23                657,283
                                                                                            --------------
                                                                                                 8,136,826
                                                                                            --------------
              FOOD RETAIL (0.0%)
       200    Albertson's, Inc.                           7.50             02/15/11                231,160
                                                                                            --------------
              FOOD: MAJOR DIVERSIFIED (0.1%)
       575    Kraft Foods Inc.                           5.625             11/01/11                610,773
       150    Kraft Foods Inc.                            6.25             06/01/12                165,289
                                                                                            --------------
                                                                                                   776,062
                                                                                            --------------
              FOREST PRODUCTS (0.0%)
       165    Weyerhaeuser Co.                            6.00             08/01/06                170,754
       170    Weyerhaeuser Co.                            6.75             03/15/12                192,999
                                                                                            --------------
                                                                                                   363,753
                                                                                            --------------
              GAS DISTRIBUTORS (0.1%)
       325    Nisource Finance Corp.                     2.915++           11/23/09                325,354
       415    Ras Laffan Liquid Natural Gas
               Co. Ltd. - 144A** (Qatar)                 8.294             03/15/14                494,909
                                                                                            --------------
                                                                                                   820,263
                                                                                            --------------
              HOME FURNISHINGS (0.0%)
       290    Mohawk Industries, Inc. (Series D)          7.20             04/15/12                331,469
                                                                                            --------------
              HOME IMPROVEMENT CHAINS (0.0%)
       100    Lowe's Companies, Inc.                      6.50             03/15/29                117,055
        60    Lowe's Companies, Inc.                     6.875             02/15/28                 72,793
                                                                                            --------------
                                                                                                   189,848
                                                                                            --------------
              HOTELS/RESORTS/CRUISELINES (0.1%)
       510    Hyatt Equities LLC - 144A**                6.875             06/15/07                534,047
       760    Marriott International, Inc. (Series E)     7.00             01/15/08                823,562
                                                                                            --------------
                                                                                                 1,357,609
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              HOUSEHOLD/PERSONAL CARE (0.0%)
$      355    Clorox Co. (The) - 144A**                  2.544%++          12/14/07         $      355,157
                                                                                            --------------
              INDUSTRIAL CONGLOMERATES (0.1%)
       245    Hutchison Whampoa International
               Ltd. - 144A** (Kyrgyzstan)                 5.45             11/24/10                254,909
       335    Hutchison Whampoa International
               Ltd. - 144A** (Kyrgyzstan)                 6.50             02/13/13                364,792
                                                                                            --------------
                                                                                                   619,701
                                                                                            --------------
              INSURANCE BROKERS/SERVICES (0.2%)
     1,055    Farmers Exchange Capital - 144A**           7.05             07/15/28              1,120,933
       805    Marsh & McLennan Companies, Inc.           5.375             07/15/14                790,376
                                                                                            --------------
                                                                                                 1,911,309
                                                                                            --------------
              INTEGRATED OIL (0.1%)
       395    Amerada Hess Corp.                         7.875             10/01/29                485,820
        70    Petro-Canada (Canada)                       4.00             07/15/13                 66,104
       280    Petro-Canada (Canada)                       5.35             07/15/33                271,482
                                                                                            --------------
                                                                                                   823,406
                                                                                            --------------
              INVESTMENT BANKS/BROKERS (0.1%)
       360    Goldman Sachs Group Inc.                    5.25             10/15/13                371,303
       640    Goldman Sachs Group Inc.                    6.60             01/15/12                715,555
       265    Goldman Sachs Group Inc.                   6.875             01/15/11                298,750
                                                                                            --------------
                                                                                                 1,385,608
                                                                                            --------------
              MAJOR BANKS (0.2%)
       250    Bank of New York Co., Inc. (The)
               (Series BKNT)                              3.80             02/01/08                250,029
       195    Bank of New York Co., Inc. (The)            5.20             07/01/07                201,787
       485    FleetBoston Financial Corp.                 7.25             09/15/05                497,320
       280    HSBC Finance Corp.                          6.75             05/15/11                314,637
       325    Huntington National Bank (Series BKNT)     4.375             01/15/10                325,926
                                                                                            --------------
                                                                                                 1,589,699
                                                                                            --------------
              MAJOR TELECOMMUNICATIONS (0.3%)
       555    Deutsche Telekom International Finance
               Corp. NV (Netherlands)                     8.75             06/15/30                753,070
       255    France Telecom S.A. (France)                9.25++           03/01/31                355,576
     1,040    GTE Corp.                                   6.94             04/15/28              1,193,824
       150    Sprint Capital Corp.                        8.75             03/15/32                203,778
       405    Telecom Italia Capital SpA - 144A**
               (Luxembourg)                               4.00             01/15/10                395,902

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
$      345    Telecom Italia Capital SpA (Luxembourg)     4.00%            11/15/08         $      342,580
        95    Verizon Global Funding Corp.                7.75             12/01/30                120,481
                                                                                            --------------
                                                                                                 3,365,211
                                                                                            --------------
              MANAGED HEALTH CARE (0.2%)
       920    Aetna, Inc.                                7.875             03/01/11              1,078,579
       530    WellPoint Health Networks Inc.             6.375             06/15/06                550,035
                                                                                            --------------
                                                                                                 1,628,614
                                                                                            --------------
              MEDIA CONGLOMERATES (0.2%)
       465    Historic TW Inc.                           6.625             05/15/29                513,035
       800    News America Holdings, Inc.                 7.30             04/30/28                938,032
       320    Time Warner, Inc.                          7.625             04/15/31                395,418
       190    Time Warner, Inc.                           7.70             05/01/32                237,448
                                                                                            --------------
                                                                                                 2,083,933
                                                                                            --------------
              MOTOR VEHICLES (0.2%)
       595    DaimlerChrysler North American
               Holdings Co.                               8.50             01/18/31                764,435
       445    Ford Motor Co.                              7.45             07/16/31                445,230
       660    General Motors Corp.                       8.375             07/15/33                666,407
                                                                                            --------------
                                                                                                 1,876,072
                                                                                            --------------
              MULTI-LINE INSURANCE (0.4%)
     1,265    AIG Sun America Global
               Finance VI - 144A**                        6.30             05/10/11              1,380,828
       575    American General Finance Corp.
               (Series MTNF)                             5.875             07/14/06                593,758
       910    AXA Financial Inc.                          6.50             04/01/08                979,821
        95    Hartford Financial Services Group, Inc.    2.375             06/01/06                 93,131
       235    International Lease Finance Corp.           3.75             08/01/07                234,151
       510    Nationwide Mutual Insurance Co. - 144A**    8.25             12/01/31                652,609
                                                                                            --------------
                                                                                                 3,934,298
                                                                                            --------------
              OIL & GAS PRODUCTION (0.2%)
       125    Kerr-McGee Corp.                           5.875             09/15/06                129,110
        95    Kerr-McGee Corp.                           6.625             10/15/07                101,182
       125    Kerr-McGee Corp.                           7.875             09/15/31                157,829
       345    Nexen Inc. (Canada)                         5.05             11/20/13                344,513
       245    Pemex Project Funding Master Trust         7.375             12/15/14                274,400
       430    Pemex Project Funding Master Trust          8.00             11/15/11                495,575
       560    Pemex Project Funding Master Trust         8.625             02/01/22                666,400

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
$      145    Pemex Project Funding Master Trust         9.125%            10/13/10         $      173,275
                                                                                            --------------
                                                                                                 2,342,284
                                                                                            --------------
              PROPERTY - CASUALTY INSURERS (0.1%)
       760    Mantis Reef Ltd. - 144A** (Australia)      4.692             11/14/08                760,496
                                                                                            --------------
              PULP & PAPER (0.0%)
       305    Sappi Papier Holding AG - 144A**
               (Austria)                                  6.75             06/15/12                339,338
                                                                                            --------------
              RAILROADS (0.1%)
       310    Burlington North Santa Fe Railway Co.      4.575             01/15/21                311,486
       230    CSX Corp.                                   2.75             02/15/06                227,743
       125    CSX Corp.                                   9.00             08/15/06                134,543
       200    Norfolk Southern Corp.                      7.35             05/15/07                215,340
       100    Union Pacific Corp. - 144A**               5.214             09/30/14                101,578
       180    Union Pacific Corp.                         6.65             01/15/11                201,184
       140    Union Pacific Corp. (Series MTNE)           6.79             11/09/07                150,366
                                                                                            --------------
                                                                                                 1,342,240
                                                                                            --------------
              REAL ESTATE DEVELOPMENT (0.1%)
     1,405    World Financial Properties - 144A**         6.91             09/01/13              1,539,391
                                                                                            --------------
              REAL ESTATE INVESTMENT TRUSTS (0.1%)
       770    EOP Operating LP                           6.763             06/15/07                815,880
                                                                                            --------------
              REGIONAL BANKS (0.1%)
       740    Marshall & Isley Corp. (Series BKNT)        3.80             02/08/08                739,227
                                                                                            --------------
              SAVINGS BANKS (0.2%)
       305    Household Finance Corp.                    4.125             12/15/08                305,667
       320    Household Finance Corp.                    5.875             02/01/09                340,660
       225    Household Finance Corp.                    6.375             10/15/11                248,511
       350    Household Finance Corp.                     6.40             06/17/08                376,292
       100    Sovereign Bank (Series CD)                  4.00             02/01/08                100,067
       470    Washington Mutual Bank                      5.50             01/15/13                492,959
       260    Washington Mutual Inc.                      8.25             04/01/10                303,117
                                                                                            --------------
                                                                                                 2,167,273
                                                                                            --------------
              TOBACCO (0.1%)
       325    Altria Group, Inc.                          7.00             11/04/13                355,867
       360    Altria Group, Inc.                          7.75             01/15/27                416,227
                                                                                            --------------
                                                                                                   772,094
                                                                                            --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (0.1%)
$      635    Caterpillar Financial Services Corp.
               (Series MTNF)                             2.409%++          08/20/07         $      635,285
                                                                                            --------------
       190    Caterpillar Financial Services Corp.
               (Series MTNF)                             3.625             11/15/07                189,217
                                                                                            --------------
                                                                                                   824,502
                                                                                            --------------
              WIRELESS TELECOMMUNICATIONS (0.0%)
       250    AT&T Wireless Services, Inc.                8.75             03/01/31                344,911
                                                                                            --------------
              TOTAL CORPORATE BONDS
               (COST $61,832,173)                                                               65,342,830
                                                                                            --------------
              ASSET-BACKED SECURITIES (2.3%)
              FINANCE/RENTAL/LEASING
     2,300    American Express Credit Account Master
               Trust 2001-2 A                             5.53             10/15/08              2,356,705
     1,500    American Express Credit Account Master
               Trust 2002-3 A                             2.59++           12/15/09              1,504,236
       544    Asset Backed Funding Certificates
               2004-HE1 A1                                2.66++           06/25/22                544,274
       650    Capital Auto Receivables Asset Trust
               2003-2 A3A                                 1.44             02/15/07                644,533
       850    Capital Auto Receivables Asset Trust
               2003-3 A3B                                 2.56++           01/15/08                851,187
     2,960    Chase Credit Card Master Trust
               2001-4 A                                   5.50             11/17/08              3,045,086
     2,230    Citibank Credit Card Issuance Trust
               2000-A1 A1                                 6.90             10/15/07              2,288,411
     1,200    Citibank Credit Card Issuance Trust
               2002-A2 A2                                1.741++           02/15/07              1,200,552
       900    GE Capital Credit Card Master Note Trust
               2004-2 A                                   2.52++           09/15/10                900,967
       850    GE Dealer Floorplan Master Note Trust
               2004-1 A                                   2.55++           07/20/08                850,550
     1,150    Harley Davidson Motorcycle Trust
               2005-1 A2                                  3.76             12/17/12              1,149,832
     1,300    MBNA Master Credit Card Trust               2.55++           02/15/10              1,305,096
     1,550    MBNA Master Credit Card Trust               5.90             08/15/11              1,665,352
       527    Nissan Auto Receivables Owner Trust
               2001-C A4                                  4.80             02/15/07                528,423

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
$      955    Residential Asset Securities Corp.
               2004-KSB AI1                               2.69%++          10/25/22         $      955,535
     1,475    SLM Student Loan Trust 2004-6 A2            2.74++           01/25/13              1,477,494
     1,600    SLM Student Loan Trust 2004-9 A2            2.72++           10/25/12              1,600,728
       275    TXU Electric Delivery Trans 2004-1 A2       4.81             11/17/14                282,025
     1,550    USAA Auto Owner Trust 2004-3 A3             3.16             02/17/09              1,540,307
       900    Wachovia Auto Owner Trust 2004-B A2         2.40             05/21/07                895,682
                                                                                            --------------
              TOTAL ASSET-BACKED SECURITIES
               (COST $25,346,960)                                                               25,586,975
                                                                                            --------------
              FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
       870    United Mexican States (Mexico)              8.00             09/24/22              1,031,820
       610    United Mexican States (Mexico)              8.30             08/15/31                741,760
       280    United Mexican States (Mexico)             8.375             01/14/11                329,700
                                                                                            --------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS
               (COST $1,826,062)                                                                 2,103,280
                                                                                            --------------
              U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED
               SECURITIES (3.0%)
              Federal Home Loan Mortgage Corp. Gold
     1,415                                                6.50        05/01/29 - 12/01/32        1,483,808
       263                                                7.50        01/01/30 - 08/01/32          282,478
        13                                                8.00             07/01/30                 14,267
              Federal Home Loan Mortgage Corp.
     2,080                                               5.125             11/07/13              2,095,586
     1,707                                                7.50        11/01/29 - 03/01/32        1,833,765
              Federal National Mortgage Assoc.
    11,030     (DD)                                       4.25            05/15/09              11,185,303
     1,938                                                6.50        12/01/29 - 08/01/33        2,029,929
     3,467                                                7.00        12/01/17 - 01/01/33        3,673,585
     4,031                                                7.50        07/01/29 - 06/01/32        4,320,891
     4,744                                                8.00        05/01/09 - 01/01/32        5,149,463
              TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED
               SECURITIES
               (COST $31,722,783)                                                               32,069,075
                                                                                            --------------
              U.S. GOVERNMENT OBLIGATIONS (15.4%)
       250    U.S. Treasury Bond                          5.50             08/15/28                279,521
     6,100    U.S. Treasury Bond                         6.125             08/15/29              7,399,587
     5,550    U.S. Treasury Bond                         8.125             08/15/19              7,696,074
     9,900    U.S. Treasury Bond                         8.125             08/15/21             13,969,058
    25,125    U.S. Treasury Note                          3.50             11/15/06             25,250,650
     6,850    U.S. Treasury Note                         3.875             02/15/13              6,781,774
     7,000    U.S. Treasury Note                          4.25             08/15/13              7,088,053

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                COUPON            MATURITY
THOUSANDS                                                 RATE               DATE                VALUE
----------------------------------------------------------------------------------------------------------
$    7,100    U.S. Treasury Note                          6.50%            02/15/10        $     8,007,749
    90,000    U.S. Treasury Note                         3.625             05/15/13             87,686,730
     8,500    U.S. Treasury Strip                         0.00             02/15/25              3,260,022
       755    U.S. Treasury Strip                         0.00             02/15/25                288,436
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $162,955,722)                                                             167,707,654
                                                                                           ---------------
              SHORT-TERM INVESTMENTS (3.7%)
              U.S. GOVERNMENT OBLIGATION (a) (0.0%)
       500    U.S. Treasury Bill***                       1.90             03/24/05                498,658
                                                                                           ---------------
              REPURCHASE AGREEMENT (3.7%)
    40,233    Joint repurchase agreement account
               (dated 01/31/05; proceeds
               $40,235,777) (b)
               (COST $40,233,000)                        2.485             02/01/05             40,233,000
                                                                                           ---------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $40,731,658)                                                               40,731,658
                                                                                           ---------------
              TOTAL INVESTMENTS
               (COST $909,182,119) (c) (d)                                    100.8%         1,099,681,180
              LIABILITIES IN EXCESS OF OTHER ASSETS                            (0.8)            (8,764,292)
                                                                              -----        ---------------
              NET ASSETS                                                      100.0%       $ 1,090,916,888
                                                                              =====        ===============

----------
   ADR AMERICAN DEPOSITORY RECEIPT.
   FSA FINANCIAL SECURITY ASSURANCE INC.
   *   NON-INCOME PRODUCING SECURITY.
   **  RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   *** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION
       WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $54,300.
   DD  SECURITY PURCHASED ON A DELAYED DELIVERY BASIS.
   + SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   ++ VARIABLE RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT JANUARY 31, 2005.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN A AMOUNT EQUAL TO $19,247,366 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS, A DELAYED DELIVERY BASIS AND OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $205,375,440 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $14,876,379, RESULTING IN NET UNREALIZED APPRECIATION OF $190,499,061.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT JANUARY 31, 2005:

                                                                                              UNREALIZED
NUMBER OF                            DESCRIPTION, DELIVERY                 UNDERLYING FACE   APPRECIATION
CONTRACTS       LONG/SHORT              MONTH, AND YEAR                    AMOUNT AT VALUE  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
     44            Short          U.S Treasury Notes 5 Year,               $   (4,807,000)  $       16,989
                                  March 2005
     32            Short          U.S Treasury Notes 10 Year,                  (3,592,500)         (14,238)
                                  March 2005
      6            Short          U.S Treasury Bonds 20 Year,                    (689,063)          (8,142)
                                  March 2005
                                                                                            --------------
                                  Net unrealized depreciation                               $       (5,391)
                                                                                            ==============


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $909,182,119)                                           $   1,099,681,180
Receivable for:
 Interest                                                              3,447,071
 Investments sold                                                      3,281,274
 Shares of beneficial interest sold                                      523,858
 Dividends                                                               432,717
Prepaid expenses and other assets                                         68,432
                                                               -----------------
    TOTAL ASSETS                                                   1,107,434,532
                                                               -----------------
LIABILITIES:
Payable for:
 Investments purchased                                                13,197,267
 Shares of beneficial interest redeemed                                1,784,139
 Distribution fee                                                        840,612
 Investment advisory fee                                                 391,650
 Administration fee                                                       74,600
Accrued expenses and other payables                                      229,376
                                                               -----------------
    TOTAL LIABILITIES                                                 16,517,644
                                                               -----------------
    NET ASSETS                                                 $   1,090,916,888
                                                               =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $   1,011,885,213
Net unrealized appreciation                                          190,495,882
Accumulated undistributed net
 investment income                                                       271,278
Accumulated net realized loss                                       (111,735,485)
                                                               -----------------
    NET ASSETS                                                 $   1,090,916,888
                                                               =================
CLASS A SHARES:
Net Assets                                                     $      62,862,816
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                           3,592,978
    NET ASSET VALUE PER SHARE                                  $           17.50
                                                               =================
    MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF
       NET ASSET VALUE)                                        $           18.47
                                                               =================
CLASS B SHARES:
Net Assets                                                     $     923,437,334
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                          52,718,428
    NET ASSET VALUE PER SHARE                                  $           17.52
                                                               =================
CLASS C SHARES:
Net Assets                                                     $      43,699,015
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                           2,507,840
    NET ASSET VALUE PER SHARE                                  $           17.42
                                                               =================
CLASS D SHARES:
Net Assets                                                     $      60,917,723
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                           3,477,616
    NET ASSET VALUE PER SHARE                                  $           17.52
                                                               =================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                       $       6,881,877
Dividends (net of $10,588 foreign
 withholding tax)                                                      6,666,155
                                                               -----------------
    TOTAL INCOME                                                      13,548,032
                                                               -----------------
EXPENSES
Distribution fee (Class A shares)                                         79,950
Distribution fee (Class B shares)                                      4,783,952
Distribution fee (Class C shares)                                        214,930
Investment advisory fee                                                2,775,230
Transfer agent fees and expenses                                         696,915
Administration fee                                                       225,410
Shareholder reports and notices                                           80,695
Professional fees                                                         41,959
Registration fees                                                         31,076
Trustees' fees and expenses                                               12,171
Custodian fees                                                            10,814
Other                                                                     52,886
                                                               -----------------
    TOTAL EXPENSES                                                     9,005,988
                                                               -----------------
    NET INVESTMENT INCOME                                              4,542,044
                                                               -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                           63,684,078
Futures contracts                                                       (753,133)
                                                               -----------------
    NET REALIZED GAIN                                                 62,930,945
                                                               -----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                           17,454,774
Futures contracts                                                        359,715
                                                               -----------------
    NET APPRECIATION                                                  17,814,489
                                                               -----------------
    NET GAIN                                                          80,745,434
                                                               -----------------
NET INCREASE                                                   $      85,287,478
                                                               =================

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX        FOR THE YEAR
                                                                     MONTHS ENDED            ENDED
                                                                   JANUARY 31, 2005      JULY 31, 2004
                                                                  -----------------    -----------------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                             $       4,542,044    $       6,920,566
Net realized gain                                                        62,930,945          107,937,929
Net change in unrealized appreciation                                    17,814,489           18,496,783
                                                                  -----------------    -----------------

    NET INCREASE                                                         85,287,478          133,355,278
                                                                  -----------------    -----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENTS INCOME:
Class A shares                                                             (472,045)            (801,953)
Class B shares                                                           (3,349,624)          (6,130,739)
Class C shares                                                             (156,507)            (254,636)
Class D shares                                                             (519,806)          (1,005,940)
                                                                  -----------------    -----------------

    TOTAL DIVIDENDS                                                      (4,497,982)          (8,193,268)
                                                                  -----------------    -----------------

Net decrease from transactions in shares of beneficial interest        (121,438,659)        (187,139,550)
                                                                  -----------------    -----------------

    NET DECREASE                                                        (40,649,163)         (61,977,540)

NET ASSETS:
Beginning of period                                                   1,131,566,051        1,193,543,591
                                                                  -----------------    -----------------
END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$271,278 AND $227,216, RESPECTIVELY)                              $   1,090,916,888    $   1,131,566,051
                                                                  =================    =================

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY STRATEGIST FUND

NOTES TO FINANCIAL STATEMENTS - JANUARY 31, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to maximize the total return of its investments. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $1.5 billion; and 0.395% to the portion of the daily net assets exceeding $1.5 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets in excess of $3 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,422,899 at January 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $423,438 and $4,433, respectively and received $31,349 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the six months ended January 31, 2005 aggregated $323,129,901 and $453,356,832, respectively.
Included in the aforementioned are purchases and sales/maturities/prepayments of U.S. Government securities of $137,086,390 and $181,449,846, respectively. Included in the aforementioned are sales of $2,190,936 for portfolio transactions with other Morgan Stanley funds including a realized gain of $790,539.

For the six months ended January 31, 2005, the Fund incurred brokerage commissions of $119,518 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Distributor, is the Fund's transfer agent. At January 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $47,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended January 31, 2005 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,872. At January 31, 2005, the Fund had an accrued pension liability of $77,640 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may invest in interest rate and index future contracts.

Forward contracts and future contracts involve elements of market risk in excess of the amounts reflected in the Statement of Asset and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or in the value of underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE SIX                      FOR THE YEAR
                                                        MONTHS ENDED                        ENDED
                                                      JANUARY 31, 2005                  JULY 31, 2004
                                              -------------------------------   -------------------------------
                                                        (UNAUDITED)
                                                  SHARES           AMOUNT           SHARES           AMOUNT
                                              --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                                 473,690   $    7,819,395          903,778   $   14,533,257
Reinvestment of dividends and distributions           26,275          448,073           46,974          756,837
Redeemed                                            (530,077)      (9,053,251)        (993,765)     (16,018,424)
                                              --------------   --------------   --------------   --------------
Net decrease -- Class A                              (30,112)        (785,783)         (43,013)        (728,330)
                                              --------------   --------------   --------------   --------------
CLASS B SHARES
Sold                                               1,178,505       20,021,661        4,954,252       79,101,285
Reinvestment of dividends and distributions          170,419        2,908,929          330,204        5,346,630
Redeemed                                          (8,206,663)    (138,902,880)     (16,430,935)    (264,441,706)
                                              --------------   --------------   --------------   --------------
Net decrease -- Class B                           (6,857,739)    (115,972,290)     (11,146,479)    (179,993,791)
                                              --------------   --------------   --------------   --------------
CLASS C SHARES
Sold                                                 230,710        3,900,006          682,246       10,833,219
Reinvestment of dividends and distributions            8,365          142,250           14,352          231,305
Redeemed                                            (303,398)      (5,097,511)        (604,217)      (9,773,538)
                                              --------------   --------------   --------------   --------------
Net increase (decrease) -- Class C                   (64,323)      (1,055,255)          92,381        1,290,986
                                              --------------   --------------   --------------   --------------
CLASS D SHARES
Sold                                                 134,255        2,306,572          493,807        7,927,291
Reinvestment of dividends and distributions           28,138          480,317           57,940          933,078
Redeemed                                            (377,849)      (6,412,220)      (1,027,786)     (16,568,784)
                                              --------------   --------------   --------------   --------------
Net decrease -- Class D                             (215,456)      (3,625,331)        (476,039)      (7,708,415)
                                              --------------   --------------   --------------   --------------
Net decrease in Fund                              (7,167,630)  $ (121,438,659)     (11,573,150)  $ (187,139,550)
                                              ==============   ==============   ==============   ==============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2004, the Fund had a net capital loss carryforward of $167,862,299 of which $71,039,211 will expire on July 31, 2010 and $96,823,088 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY STRATEGIST FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                            FOR THE YEAR ENDED JULY 31,
                                             MONTHS ENDED         --------------------------------------------------------------
                                           JANUARY 31, 2005          2004         2003         2002         2001         2000
                                           ----------------       ----------   ----------   ----------   ----------   ----------
                                              (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $       16.28         $    14.72   $    13.53   $    16.43   $    20.64   $    20.16
                                            -------------         ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                            0.12               0.20         0.14         0.22         0.44         0.44
  Net realized and unrealized gain (loss)            1.23               1.58         1.21        (2.84)       (1.55)        2.16
                                            -------------         ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                          1.35               1.78         1.35        (2.62)       (1.11)        2.60
                                            -------------         ----------   ----------   ----------   ----------   ----------
Less dividends and distributions from:
  Net investment income                             (0.13)             (0.22)       (0.16)       (0.28)       (0.50)       (0.37)
  Net realized gain                                     -                  -            -            -        (2.60)       (1.75)
                                            -------------         ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                   (0.13)             (0.22)       (0.16)       (0.28)       (3.10)       (2.12)
                                            -------------         ----------   ----------   ----------   ----------   ----------

Net asset value, end of period              $       17.50         $    16.28   $    14.72   $    13.53   $    16.43   $    20.64
                                            =============         ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                        8.29%             12.10%       10.11%      (16.14)%      (6.24)%      13.48%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             0.95%(1)(2)        0.95%        0.93%        0.88%        0.85%        0.88%
Net investment income                                1.46%(1)(2)        1.24%        0.95%        1.44%        2.41%        2.06%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $      62,863         $   58,968   $   53,951   $   78,583   $  116,383   $  110,600
Portfolio turnover rate                                30%                42%         124%         164%         136%         187%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                            FOR THE YEAR ENDED JULY 31,
                                             MONTHS ENDED         --------------------------------------------------------------
                                           JANUARY 31, 2005          2004         2003         2002         2001         2000
                                           ----------------       ----------   ----------   ----------   ----------   ----------
                                              (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $       16.29         $    14.73   $    13.54   $    16.43   $    20.65   $    20.16
                                            -------------         ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                            0.06               0.08         0.02         0.10         0.30         0.29
  Net realized and unrealized gain (loss)            1.23               1.58         1.22        (2.84)       (1.57)        2.18
                                            -------------         ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                          1.29               1.66         1.24        (2.74)       (1.27)        2.47
                                            -------------         ----------   ----------   ----------   ----------   ----------
Less dividends and distributions from:
  Net investment income                             (0.06)             (0.10)       (0.05)       (0.15)       (0.35)       (0.23)
  Net realized gain                                     -                  -            -            -        (2.60)       (1.75)
                                            -------------         ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                   (0.06)             (0.10)       (0.05)       (0.15)       (2.95)       (1.98)
                                            -------------         ----------   ----------   ----------   ----------   ----------

Net asset value, end of period              $       17.52         $    16.29   $    14.73   $    13.54   $    16.43   $    20.65
                                            =============         ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                        7.93%             11.24%        9.20%      (16.77)%      (7.05)%      12.79%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.70%(1)(2)        1.71%        1.73%        1.67%        1.63%        1.53%
Net investment income                                0.71%(1)(2)        0.48%        0.15%        0.64%        1.63%        1.41%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions      $         923         $      971   $    1,042   $    1,216   $    1,827   $    2,044
Portfolio turnover rate                                30%                42%         124%         164%         136%         187%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                            FOR THE YEAR ENDED JULY 31,
                                             MONTHS ENDED         --------------------------------------------------------------
                                           JANUARY 31, 2005          2004         2003         2002         2001         2000
                                           ----------------       ----------   ----------   ----------   ----------   ----------
                                              (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $       16.21         $    14.66   $    13.46   $    16.36   $    20.57   $    20.11
                                            -------------         ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                            0.06               0.08         0.03         0.10         0.29         0.29
  Net realized and unrealized gain (loss)            1.21               1.57         1.21        (2.83)       (1.55)        2.15
                                            -------------         ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                          1.27               1.65         1.24        (2.73)       (1.26)        2.44
                                            -------------         ----------   ----------   ----------   ----------   ----------
Less dividends and distributions from:
  Net investment income                             (0.06)             (0.10)       (0.04)       (0.17)       (0.35)       (0.23)
  Net realized gain                                     -                  -            -            -        (2.60)       (1.75)
                                            -------------         ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                   (0.06)             (0.10)       (0.04)       (0.17)       (2.95)       (1.98)
                                            -------------         ----------   ----------   ----------   ----------   ----------

Net asset value, end of period              $       17.42         $    16.21   $    14.66   $    13.46   $    16.36   $    20.57
                                            =============         ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                        7.92%             11.25%        9.09%      (16.70)%      (7.00)%      12.62%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             1.70%(1)(2)        1.71%        1.73%        1.67%        1.63%        1.63%
Net investment income                                0.71%(1)(2)        0.48%        0.15%        0.64%        1.63%        1.31%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $      43,699         $   41,697   $   36,351   $   34,727   $   45,612   $   39,006
Portfolio turnover rate                                30%                42%         124%         164%         136%         187%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             FOR THE SIX                            FOR THE YEAR ENDED JULY 31,
                                             MONTHS ENDED         --------------------------------------------------------------
                                           JANUARY 31, 2005          2004         2003         2002         2001         2000
                                           ----------------       ----------   ----------   ----------   ----------   ----------
                                              (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $       16.29         $    14.73   $    13.55   $    16.45   $    20.67   $    20.18
                                            -------------         ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income++                            0.15               0.24         0.16         0.26         0.48         0.48
  Net realized and unrealized gain (loss)            1.23               1.58         1.21        (2.85)       (1.56)        2.18
                                            -------------         ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                          1.38               1.82         1.37        (2.59)       (1.08)        2.66
                                            -------------         ----------   ----------   ----------   ----------   ----------
Less dividends and distributions from:
  Net investment income                             (0.15)             (0.26)       (0.19)       (0.31)       (0.54)       (0.42)
  Net realized gain                                     -                  -            -            -        (2.60)       (1.75)
                                            -------------         ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                   (0.15)             (0.26)       (0.19)       (0.31)       (3.14)       (2.17)
                                            -------------         ----------   ----------   ----------   ----------   ----------

Net asset value, end of period              $       17.52         $    16.29   $    14.73   $    13.55   $    16.45   $    20.67
                                            =============         ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                        8.48%             12.37%       10.25%      (15.94)%      (6.07)%      13.79%
RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                             0.70%(1)(2)        0.71%        0.73%        0.67%        0.63%        0.63%
Net investment income                                1.71%(1)(2)        1.48%        1.15%        1.64%        2.63%        2.31%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $      60,918         $   60,177   $   61,423   $   58,834   $   81,594   $   80,925
Portfolio turnover rate                                30%                42%         124%         164%         136%         187%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38585RPT-RA05-00201P-Y01/05
                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                 STRATEGIST FUND


                                                               SEMIANNUAL REPORT
                                                                JANUARY 31, 2005


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Strategist Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005